Intangible assets - Goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 27,889,327	R$ 27,915,469	R$ 28,360,137
Acquisitions (write-offs):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)			(1,039,304)
Toro Corretora de Títulos e Valores Mobiliários Ltda.		(145,167)	305,937
EmDia Serviços Especializados em Cobranças Ltda.	(52,180)	(1,036)	237,663
Solution 4Fleet Consultoria Empresarial S.A.		(23)	32,613
Paytec Tecnologia em Pagamentos Ltda.		(11,336)	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.			5,271
Apê11 Tecnologia e Negócios Imobiliários S.A.		9,777
Monetus Investimentos S.A.		39,919
Mobills Labs Soluções em Tecnologia Ltda.		39,589
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.		42,135
Banco PSA Finance Brasil S.A.	(1,557)
Others	16,978		1,816
Banco ABN Amro Real S.A. (Banco Real)			1,816
Return Capital S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	16,978
Balance at the end of the fiscal year	R$ 27,852,568	R$ 27,889,327	R$ 27,915,469